REVENUE RECOGNITION (Details Narrative) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Cost to obtain contracts	$ 52,000	$ 0
Contract assets	$ 267,000	$ 0